Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 107,098
Net prior service cost	(11,281)
Total	¥ 95,817